Exhibit 99.1

World Omni Auto Receivables Trust 2021-D
Monthly Servicer Certificate
February 28, 2022

Dates Covered
Collections Period	02/01/22 - 02/28/22
Interest Accrual Period	02/15/22 - 03/14/22
30/360 Days	30
Actual/360 Days	28
Distribution Date	03/15/22

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 01/31/22	1,006,405,644.37	37,927
Yield Supplement Overcollateralization Amount 01/31/22	27,071,653.13	0
Receivables Balance 01/31/22	1,033,477,297.50	37,927
Principal Payments	32,019,731.86	569
Defaulted Receivables	536,721.91	19
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 02/28/22	25,837,271.65	0
Pool Balance at 02/28/22	975,083,572.08	37,339

Pool Statistics	$ Amount	# of Accounts
Pool Factor	84.54%
Prepayment ABS Speed	1.41%
Aggregate Starting Principal Balance	1,183,996,579.97	40,585

Delinquent Receivables:
Past Due 31-60 days	6,053,422.22	205
Past Due 61-90 days	1,901,516.46	74
Past Due 91-120 days	471,139.34	20
Past Due 121+ days	0.00	0
Total	8,426,078.02	299

Total 31+ Delinquent as % Aggregate Ending Principal Balance	0.84%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.24%
Delinquency Trigger Occurred	NO

Recoveries	490,781.17
Aggregate Net Losses/(Gains) - February 2022	45,940.74
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.05%
Prior Net Losses/(Gains) Ratio	0.37%
Second Prior Net Losses/(Gains) Ratio	0.04%
Third Prior Net Losses/(Gains) Ratio	0.02%
Four Month Average	0.12%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.04%

Overcollateralization Target Amount	11,213,461.08
Actual Overcollateralization	11,213,461.08
Weighted Average Contract Rate	3.96%
Weighted Average Contract Rate, Yield Adjusted	5.23%
Weighted Average Remaining Term	58.05

Flow of Funds	$ Amount
Collections	35,779,301.30
Investment Earnings on Cash Accounts	140.46
Servicing Fee	(861,231.08)
Transfer to Collection Account	-
Available Funds	34,918,210.68

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	490,222.96
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	43,738.00
(5) Noteholders' Second Priority Principal Distributable Amount	2,478,407.38
(6) Class C Interest	24,753.67
(7) Noteholders' Third Priority Principal Distributable Amount	17,270,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	11,213,461.08
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	3,397,627.59

Total Distributions of Available Funds	34,918,210.68

Servicing Fee	861,231.08
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	1,096,400,000.00
Original Class B	34,530,000.00
Original Class C	17,270,000.00

Total Class A, B, & C
Note Balance @ 02/15/22	994,831,979.46
Principal Paid	30,961,868.46
Note Balance @ 03/15/22	963,870,111.00

Class A-1
Note Balance @ 02/15/22	46,631,979.46
Principal Paid	30,961,868.46
Note Balance @ 03/15/22	15,670,111.00
Note Factor @ 03/15/22	7.8350555%

Class A-2
Note Balance @ 02/15/22	387,400,000.00
Principal Paid	0.00
Note Balance @ 03/15/22	387,400,000.00
Note Factor @ 03/15/22	100.0000000%

Class A-3
Note Balance @ 02/15/22	387,400,000.00
Principal Paid	0.00
Note Balance @ 03/15/22	387,400,000.00
Note Factor @ 03/15/22	100.0000000%

Class A-4
Note Balance @ 02/15/22	121,600,000.00
Principal Paid	0.00
Note Balance @ 03/15/22	121,600,000.00
Note Factor @ 03/15/22	100.0000000%

Class B
Note Balance @ 02/15/22	34,530,000.00
Principal Paid	0.00
Note Balance @ 03/15/22	34,530,000.00
Note Factor @ 03/15/22	100.0000000%

Class C
Note Balance @ 02/15/22	17,270,000.00
Principal Paid	0.00
Note Balance @ 03/15/22	17,270,000.00
Note Factor @ 03/15/22	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	558,714.63
Total Principal Paid	30,961,868.46
Total Paid	31,520,583.09

Class A-1
Coupon	0.11772%
Interest Paid	4,269.62
Principal Paid	30,961,868.46
Total Paid to A-1 Holders	30,966,138.08

Class A-2
Coupon	0.35000%
Interest Paid	112,991.67
Principal Paid	0.00
Total Paid to A-2 Holders	112,991.67

Class A-3
Coupon	0.81000%
Interest Paid	261,495.00
Principal Paid	0.00
Total Paid to A-3 Holders	261,495.00

Class A-4
Coupon	1.10000%
Interest Paid	111,466.67
Principal Paid	0.00
Total Paid to A-4 Holders	111,466.67

Class B
Coupon	1.52000%
Interest Paid	43,738.00
Principal Paid	0.00
Total Paid to B Holders	43,738.00

Class C
Coupon	1.72000%
Interest Paid	24,753.67
Principal Paid	0.00
Total Paid to C Holders	24,753.67

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.4866004
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	26.9655709
Total Distribution Amount	27.4521713

A-1 Interest Distribution Amount	0.0213481
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	154.8093423
Total A-1 Distribution Amount	154.8306904

A-2 Interest Distribution Amount	0.2916667
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.2916667

A-3 Interest Distribution Amount	0.6750000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.6750000

A-4 Interest Distribution Amount	0.9166667
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	0.9166667

B Interest Distribution Amount	1.2666667
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.2666667

C Interest Distribution Amount	1.4333335
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	1.4333335

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	80.05
Noteholders' Third Priority Principal Distributable Amount	557.78
Noteholders' Principal Distributable Amount	362.17

Account Balances	$ Amount
Reserve Account
Balance as of 02/15/22	2,877,704.48
Investment Earnings	57.61
Investment Earnings Paid	(57.61)
Deposit/(Withdrawal)	-
Balance as of 03/15/22	2,877,704.48
Change	-

Required Reserve Amount	2,877,704.48

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$3,215,792.29	$6,159,427.36	$6,909,423.53
Number of Extensions	97	191	213
Ratio of extensions to Beginning of Period Receivables Balance	0.31%	0.58%	0.63%